Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities
Amortized Cost Basis	$ 118,697	$ 2,954
Gross Unrealized Gains	45	2
Gross Unrealized Losses	(5)
Fair Value	118,737	2,956
Allowance for losses	0	0
Impairment losses	0	0
U.S. treasuries
Marketable Securities
Amortized Cost Basis	118,697	2,954
Gross Unrealized Gains	45	2
Gross Unrealized Losses	(5)
Fair Value	$ 118,737	$ 2,956